Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Expense [Abstract]
Schedule of Income Tax Expense
	Year ended December 31,
	2023	2024	2025
	HK$	HK$	HK$	US$
Current year	—	—	—	—

Schedule of Applicable Tax Rates and Profit/(Loss) before Income Tax

The following table sets forth the reconciliation from income tax calculated based on the applicable tax rates and profit/(loss) before income tax presented in the consolidated financial statements:

	Year ended December 31,
	2023	2024	2025
	HK$	HK$	HK$	US$
Profit/(Loss) before income tax	7,079,243	(18,074,094)	(23,496,020)	(3,018,773)
Income tax calculated at the Hong Kong statutory tax rate of 16.5%	1,168,075	(2,982,226)	(3,876,843)	(498,098)
Tax relief of 8.25% on the first HK$2 million	(165,000)	—	—	—

Tax effect of:
Expenses and losses not deductible for tax purposes	119,541	2,093,394	4,137,386	531,572
Income not subject to tax	(41,543)	(315,153)	(300,003)	(38,544)
Utilization of previously unrecognized deferred tax assets	(1,081,073)	—	—	—
Deferred tax assets not recognized	—	1,203,985	39,460	5,070
Income tax expense	—	—	—	—